UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of March 31, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.9%
Consumer Discretionary — 18.3%
	Distributors — 1.2%
1,530	Genuine Parts Co.	64,614

	Diversified Consumer Services — 0.8%
2,557	H&R Block, Inc.	45,522

	Hotels, Restaurants & Leisure — 2.3%
824	Darden Restaurants, Inc.	36,708
1,188	Marriott International, Inc., Class A	37,433
1,456	Yum! Brands, Inc.	55,809

		129,950
	Household Durables — 2.0%
1,612	Fortune Brands, Inc.	78,174
1,079	Jarden Corp.	35,915

		114,089
	Internet & Catalog Retail — 0.8%
1,873	Expedia, Inc.	46,743

	Media — 3.7%
1,387	Cablevision Systems Corp., Class A	33,492
2,582	Clear Channel Outdoor Holdings, Inc., Class A (a)	27,397
2,082	Gannett Co., Inc.	34,398
408	Madison Square Garden, Inc., Class A (a)	8,859
676	Omnicom Group, Inc.	26,220
677	Scripps Networks Interactive, Inc., Class A	30,042
106	Washington Post Co. (The), Class B	47,096

		207,504
	Specialty Retail — 6.9%
1,481	AutoNation, Inc. (a) (c)	26,775
303	AutoZone, Inc. (a)	52,443
1,062	Bed Bath & Beyond, Inc. (a)	46,473
4,107	Gap, Inc. (The)	94,917
561	Sherwin-Williams Co. (The)	38,001
1,178	Staples, Inc.	27,542
1,007	Tiffany & Co.	47,801
1,296	TJX Cos., Inc.	55,106

		389,058
	Textiles, Apparel & Luxury Goods — 0.6%
380	Phillips-Van Heusen Corp.	21,820
133	V.F. Corp.	10,632

		32,452
	Total Consumer Discretionary	1,029,932
Consumer Staples — 5.6%
	Beverages — 0.6%
609	Brown-Forman Corp., Class B	36,192

	Food & Staples Retailing — 1.5%
3,414	Safeway, Inc.	84,860

	Food Products — 1.6%
1,215	JM Smucker Co. (The)	73,240
439	McCormick & Co., Inc. (Non-Voting)	16,855

		90,095
	Household Products — 1.3%
586	Clorox Co.	37,570
581	Energizer Holdings, Inc. (a)	36,483

		74,053
	Tobacco — 0.6%
418	Lorillard, Inc.	31,473

	Total Consumer Staples	316,673
Energy — 5.9%
	Oil, Gas & Consumable Fuels — 5.9%
2,722	CVR Energy, Inc. (a)	23,818
1,120	Devon Energy Corp.	72,144
1,255	Kinder Morgan Management LLC (a)	73,540
2,021	Teekay Corp., (Canada)	45,961
4,913	Williams Cos., Inc. (The)	113,486

	Total Energy	328,949
Financials — 26.1%
	Capital Markets — 2.3%
278	Affiliated Managers Group, Inc. (a)	21,934
639	Ameriprise Financial, Inc.	28,990
558	Northern Trust Corp.	30,852
819	T. Rowe Price Group, Inc.	44,992

		126,768
	Commercial Banks — 7.2%
1,093	BancorpSouth, Inc.	22,916
1,742	BB&T Corp.	56,423
568	City National Corp.	30,639
690	Cullen/Frost Bankers, Inc.	38,524
3,660	KeyCorp	28,365
1,127	M&T Bank Corp. (c)	89,425
1,620	SunTrust Banks, Inc.	43,392
2,664	TCF Financial Corp. (c)	42,463
1,897	Wilmington Trust Corp.	31,440
1,025	Zions Bancorp (c)	22,372

		405,959
	Insurance — 11.1%
395	AON Corp.	16,858
1,753	Assurant, Inc.	60,252
3,514	Cincinnati Financial Corp.	101,563
2,291	Loews Corp.	85,412
9,117	Old Republic International Corp.	115,604
2,500	OneBeacon Insurance Group Ltd., Class A	43,128
2,355	Principal Financial Group, Inc.	68,801
654	Symetra Financial Corp. (a)	8,617
1,227	Transatlantic Holdings, Inc.	64,801
2,156	W.R. Berkley Corp.	56,255

		621,291
	Real Estate Investment Trusts (REITs) — 4.2%
3,917	Kimco Realty Corp.	61,257
323	Public Storage	29,708
1,221	Regency Centers Corp.	45,755
870	Ventas, Inc.	41,317
764	Vornado Realty Trust	57,861

		235,898
	Real Estate Management & Development — 0.9%
3,305	Brookfield Properties Corp. (c)	50,771

	Thrifts & Mortgage Finance — 0.4%
1,484	People's United Financial, Inc.	23,214

	Total Financials	1,463,901
Health Care — 5.7%
	Health Care Equipment & Supplies — 1.5%
1,093	Becton, Dickinson & Co.	86,036

	Health Care Providers & Services — 4.2%
1,596	Community Health Systems, Inc. (a)	58,945
2,010	Coventry Health Care, Inc. (a)	49,675
2,282	Lincare Holdings, Inc. (a) (c)	102,403
919	VCA Antech, Inc. (a)	25,765

		236,788
	Total Health Care	322,824
Industrials — 9.2%
	Aerospace & Defense — 3.1%
386	Alliant Techsystems, Inc. (a)	31,344
685	L-3 Communications Holdings, Inc.	62,785
631	Precision Castparts Corp.	80,005

		174,134
	Commercial Services & Supplies — 2.0%
3,896	Republic Services, Inc.	113,052

	Electrical Equipment — 1.9%
277	AMETEK, Inc.	11,501
943	Cooper Industries plc	45,226
912	Roper Industries, Inc.	52,738

		109,465
	Industrial Conglomerates — 0.6%
824	Carlisle Cos., Inc.	31,395

	Machinery — 1.6%
1,071	Snap-On, Inc.	46,433
1,369	WABCO Holdings, Inc. (a)	40,949

		87,382
	Total Industrials	515,428
Information Technology — 5.7%
	Electronic Equipment, Instruments & Components — 3.3%
1,369	Amphenol Corp., Class A	57,771
1,532	Arrow Electronics, Inc. (a)	46,153
3,038	Tyco Electronics Ltd., (Switzerland)	83,487

		187,411
	Semiconductors & Semiconductor Equipment — 0.5%
1,343	Avago Technologies Ltd., (Singapore) (a)	27,603

	Software — 1.9%
2,273	Jack Henry & Associates, Inc.	54,676
2,214	Synopsys, Inc. (a)	49,525

		104,201
	Total Information Technology	319,215
Materials — 5.6%
	Chemicals — 3.8%
290	Airgas, Inc.	18,427
1,700	Albemarle Corp.	72,489
866	PPG Industries, Inc.	56,630
1,218	Sigma-Aldrich Corp.	65,331

		212,877
	Construction Materials — 0.3%
371	Vulcan Materials Co.	17,536

	Containers & Packaging — 1.5%
1,533	Ball Corp.	81,835

	Total Materials	312,248
Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 1.3%
1,531	CenturyTel, Inc.	54,293
1,743	Windstream Corp.	18,986

		73,279
	Wireless Telecommunication Services — 1.1%
2,072	Telephone & Data Systems, Inc.	61,815

	Total Telecommunication Services	135,094
Utilities — 11.4%
	Electric Utilities — 1.1%
2,814	Westar Energy, Inc.	62,755

	Gas Utilities — 3.9%
1,917	Energen Corp.	89,179
1,596	EQT Corp.	65,424
1,338	Oneok, Inc.	61,097

		215,700
	Multi-Utilities — 5.7%
5,138	CMS Energy Corp.	79,434
1,319	NSTAR	46,715
1,544	PG&E Corp.	65,496
1,106	Wisconsin Energy Corp.	54,623
3,509	Xcel Energy, Inc.	74,393

		320,661
	Water Utilities — 0.7%
1,797	American Water Works Co., Inc.	39,093

	Total Utilities	638,209
	Total Common Stocks (Cost $4,611,820)	5,382,473

Short-Term Investment — 3.9%
	Investment Company — 3.9%
216,511	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $216,511)	216,511
PRINCIPAL AMOUNT ($)
Investments of Cash Collateral for Securities on Loan — 2.5%
	Corporate Note — 0.1%
3,000	Monumental Global Funding III, VAR, 0.312%, 05/24/10 (e)	2,990

SHARES
	Investment Company — 2.4%
137,165	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l)	137,165

	Total Investments of Cash Collateral for Securities on Loan (Cost $140,165)	140,155
	Total Investments — 102.3% (Cost $4,968,496)	5,739,139
	Liabilities in Excess of Other Assets — (2.3)%	(129,264)
	NET ASSETS — 100.0%	$5,609,875

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2010.

(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)		The rate shown is the current yield as of March 31, 2010.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,000,271
Aggregate gross unrealized depreciation	(229,628)
Net unrealized appreciation/depreciation	$770,643
Federal income tax cost of investments	$4,968,496

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$5,736,149	$2,990	$–	$5,739,139

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments ("SOI"). Level 2 consists of a corporate note held as an investment of cash collateral for securities on loan. Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 24, 2010

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

May 24, 2010